AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 11.3%
$872,000	Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046[1,2]	$809,235
11,381	Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1, 3.63%, 3/25/2049[1,2,3]	11,371
270,000	Antares CLO Ltd. Series 2017-1A, Class CR, 2.95% (3-Month USD Libor+270 basis points), 4/20/2033[1,2,4]	266,155
850,000	Apidos CLO Series 2022-39A, Class A1, 2.04% (TSFR3M+130 basis points), 4/21/2035[1,2,4]	849,083
347,301	Blackbird Capital Aircraft Series 2021-1A, Class B, 3.45%, 7/15/2046[1,2]	288,243
512,536	CF Hippolyta LLC Series 2020-1, Class A1, 1.69%, 7/15/2060[1,2]	484,757
109,000	COMM Mortgage Trust Series 2020-CX, Class D, 2.68%, 11/10/2046[1,2,3]	93,500
470,036	Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[1,2]	464,360
598,000	DataBank Issuer Series 2021-2A, Class A2, 2.40%, 10/25/2051[1,2]	562,697
620,445	DB Master Finance LLC Series 2021-1A, Class A2I, 2.05%, 11/20/2051[1,2]	571,492
535,950	Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I, 2.66%, 4/25/2051[1,2]	500,131
37,996	DRB Prime Student Loan Trust Series 2017-A, Class A2B, 2.85%, 5/27/2042[1,2]	38,139
1,250,000	Flatiron CLO Ltd. Series 2018-1A, Class C, 1.94% (3-Month USD Libor+170 basis points), 4/17/2031[1,2,4]	1,242,044
545,000	Flexential Issuer Series 2021-1A, Class A2, 3.25%, 11/27/2051[1,2]	515,096
1,500,000	Fortress Credit Opportunities CLO Ltd. Series 2017-9A, Class A1TR, 1.67% (3-Month USD Libor+155 basis points), 10/15/2033[1,2,4]	1,494,229
	Golub Capital Partners CLO Ltd.
850,000	Series 2018-36A, Class C, 2.42% (3-Month USD Libor+210 basis points), 2/5/2031[1,2,4]	834,408
250,000	Series 2020-47A, Class C1, 3.56% (3-Month USD Libor+325 basis points), 5/5/2032[1,2,4]	246,941
206,753	ITE Rail Fund Levered LP Series 2021-1A, Class A, 2.25%, 2/28/2051[1,2]	190,368
250,000	IVY Hill Middle Market Credit Fund Ltd. Series 12A, Class BR, 3.15% (3-Month USD Libor+290 basis points), 7/20/2033[1,2,4]	246,291
79,801	Laurel Road Prime Student Loan Trust Series 2017-C, Class A2B, 2.81%, 11/25/2042[1,2]	79,978

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$38,603	LoanCore Ltd. Series 2018-CRE1, Class A, 1.53% (1-Month USD Libor+113 basis points), 5/15/2028[1,2,4]	$38,469
543,000	MCF CLO Ltd. Series 2019-1A, Class A1R, 1.69% (TSFR3M+150 basis points), 7/17/2031[1,2,4]	540,263
	MF1 Ltd.
910,500	Series 2021-FL7, Class AS, 1.88% (1-Month USD Libor+145 basis points), 10/16/2036[1,2,4]	891,758
448,000	Series 2022-FL8, Class C, 2.25% (SOFR30A+220 basis points), 2/19/2037[1,2,4]	441,367
140,379	Navient Private Education Refi Loan Trust Series 2021-A, Class A, 0.84%, 5/15/2069[1,2]	134,032
921,143	Neuberger Berman Loan Advisers CLO Ltd. Series 2022-47A, Class A, 1.55% (TSFR3M+130 basis points), 4/14/2035[1,2,4]	917,245
1,058,000	New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061[1,2]	989,160
312,607	New Residential Mortgage Loan Trust Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058[1,2,3]	302,835
588,000	NextGear Floorplan Master Owner Trust Series 2019-2A, Class A2, 2.07%, 10/15/2024[1,2]	588,078
286,201	Purewest Funding LLC Series 2021-1, Class A1, 4.09%, 12/22/2036[1,2]	277,078
1,250,467	Slam Ltd. Series 2021-1A, Class A, 2.43%, 6/15/2046[1,2]	1,139,674
	SMB Private Education Loan Trust
122,799	Series 2017-B, Class A2B, 1.15% (1-Month USD Libor+75 basis points), 10/15/2035[1,2,4]	122,403
734,019	Series 2019-B, Class A2B, 1.40% (1-Month USD Libor+100 basis points), 6/15/2037[1,2,4]	740,277
997,360	Textainer Marine Containers Ltd. Series 2021-1A, Class A, 1.68%, 2/20/2046[1,2]	903,566
526,649	TIF Funding LLC Series 2021-1A, Class A, 1.65%, 2/20/2046[1,2]	473,395
46,952	VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 7/20/2033[1,2]	46,438
	Willis Engine Structured Trust
607,970	Series 2018-A, Class A, 4.75%, 9/15/2043[1,2,5]	562,204
641,336	Series 2021-A, Class A, 3.10%, 5/15/2046[1,2]	573,349
	TOTAL ASSET-BACKED SECURITIES
	(Cost $20,321,573)	19,470,109
	BANK LOANS — 0.5%
336,000	19th Holdings Golf LLC 0.00% (SOFR Rate+325 basis points), 2/7/2029[1,4]	333,060

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$548,611	Asurion LLC 3.71% (1-Month USD Libor+325 basis points), 12/23/2026[1,4]	$537,524
	TOTAL BANK LOANS
	(Cost $884,303)	870,584
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
162,000	BXHPP Trust Series 2021-FILM, Class C, 1.50% (1-Month USD Libor+110 basis points), 8/15/2036[2,4]	155,212
75,880	CGMS Commercial Mortgage Trust Series 2017-MDRB, Class A, 1.50% (1-Month USD Libor+110 basis points), 7/15/2030[2,4]	75,714
90,000	Citigroup Commercial Mortgage Trust Series 2016-P6, Class C, 4.21%, 12/10/2049[1,3]	84,199
732,000	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV, Class D, 4.28%, 10/15/2030[1,2,3]	433,009
554,000	PMT Issuer Trust - FMSR Series 2021-FT1, Class A, 3.45% (1-Month USD Libor+300 basis points), 3/25/2026[1,2,4]	543,694
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,535,889)	1,291,828
	CORPORATE BONDS — 83.9%
	COMMUNICATIONS — 8.4%
1,256,000	AMC Networks, Inc. 4.25%, 2/15/2029[1]	1,172,093
	AT&T, Inc.
750,000	4.75%, 5/15/2046[1]	814,179
770,000	5.15%, 2/15/2050[1]	875,834
759,000	3.30%, 2/1/2052[1]	645,917
1,155,000	3.55%, 9/15/2055[1]	1,018,061
	CCO Holdings LLC / CCO Holdings Capital Corp.
865,000	4.50%, 8/15/2030[1,2]	811,623
75,000	4.25%, 2/1/2031[1,2]	68,062
1,543,000	Charter Communications Operating LLC / Charter Communications Operating Capital 5.75%, 4/1/2048[1]	1,639,692
1,045,000	Comcast Corp. 3.45%, 2/1/2050[1]	977,279
600,000	Cox Enterprises, Inc. 7.37%, 7/15/2027[2]	704,532
	CSC Holdings LLC
250,000	7.50%, 4/1/2028[1,2]	245,625
423,000	6.50%, 2/1/2029[1,2]	427,868
1,144,000	4.63%, 12/1/2030[1,2]	956,716
	Frontier Communications Holdings LLC
36,000	5.88%, 10/15/2027[1,2]	35,821
245,000	5.00%, 5/1/2028[1,2]	235,200

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$616,000	Kenbourne Invest S.A. 4.70%, 1/22/2028[1,2,6]	$542,252
	Paramount Global
488,000	4.20%, 5/19/2032[1]	488,765
83,000	6.87%, 4/30/2036	101,524
530,000	Prosus N.V. 4.99%, 1/19/2052[1,2,6]	450,398
110,000	Radiate Holdco LLC / Radiate Finance, Inc. 4.50%, 9/15/2026[1,2]	105,939
41,000	Scripps Escrow II, Inc. 3.88%, 1/15/2029[1,2]	38,130
489,000	Time Warner Cable LLC 6.55%, 5/1/2037	562,466
	Verizon Communications, Inc.
450,000	2.55%, 3/21/2031[1]	417,579
664,000	3.55%, 3/22/2051[1]	625,335
200,000	Virgin Media Finance PLC 5.00%, 7/15/2030[1,2,6]	188,899
350,000	VTR Finance N.V. 6.37%, 7/15/2028[1,2,6]	339,066
		14,488,855
	CONSUMER DISCRETIONARY — 9.0%
54,000	Air Canada 3.88%, 8/15/2026[1,2,6]	50,963
218,574	Air Canada 2020-2 Class A Pass-Through Trust 5.25%, 10/1/2030[2,6]	225,808
203,010	American Airlines 2017-1 Class AA Pass-Through Trust 3.65%, 8/15/2030	196,886
338,009	American Airlines 2017-2 Class AA Pass-Through Trust 3.35%, 4/15/2031	324,362
395,858	American Airlines 2019-1 Class AA Pass-Through Trust 3.15%, 8/15/2033	372,255
267,000	American Airlines Group, Inc. 5.00%, 6/1/2022[2]	266,893
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
349,000	5.50%, 4/20/2026[2,6]	351,652
161,000	5.75%, 4/20/2029[2,6]	160,396
161,000	Asbury Automotive Group, Inc. 4.63%, 11/15/2029[1,2]	150,609
221,000	Atento Luxco 1 S.A. 8.00%, 2/10/2026[1,2,6]	223,265
256,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.37%, 3/1/2029[1,2]	250,880
107,339	British Airways 2020-1 Class A Pass-Through Trust 4.25%, 11/15/2032[2]	107,344
	Delta Air Lines, Inc. / SkyMiles IP Ltd.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$126,000	4.50%, 10/20/2025[2,6]	$126,833
623,000	4.75%, 10/20/2028[2,6]	628,706
2,216,000	ERAC USA Finance LLC 4.50%, 2/15/2045[1,2]	2,271,653
	Ford Motor Credit Co. LLC
1,202,000	2.30%, 2/10/2025[1]	1,140,960
739,000	4.54%, 8/1/2026[1]	739,000
362,000	General Motors Co. 6.80%, 10/1/2027[1]	409,208
	General Motors Financial Co., Inc.
797,000	3.60%, 6/21/2030[1]	762,438
1,213,000	2.35%, 1/8/2031[1]	1,049,733
1,513,058	JetBlue 2020-1 Class A Pass-Through Trust 4.00%, 11/15/2032	1,513,740
379,000	Lions Gate Capital Holdings LLC 5.50%, 4/15/2029[1,2]	365,735
214,000	Lowe's Cos., Inc. 2.80%, 9/15/2041[1]	183,483
250,000	McDonald's Corp. 4.45%, 3/1/2047[1]	268,350
125,000	Murphy Oil USA, Inc. 3.75%, 2/15/2031[1,2]	114,063
570,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 3.38%, 8/31/2027[1,2]	522,231
1,034,000	Starbucks Corp. 4.45%, 8/15/2049[1]	1,104,511
220,000	Stellantis Finance US, Inc. 2.69%, 9/15/2031[1,2]	193,136
237,474	United Airlines 2018-1 Class B Pass-Through Trust 4.60%, 9/1/2027	216,997
167,230	United Airlines 2019-1 Class AA Pass-Through Trust 4.15%, 2/25/2033	168,963
569,767	United Airlines 2019-2 Class AA Pass-Through Trust 2.70%, 11/1/2033	522,142
258,146	United Airlines 2020-1 Class A Pass-Through Trust 5.87%, 4/15/2029	265,560
	United Airlines, Inc.
64,000	4.38%, 4/15/2026[1,2]	63,000
273,000	4.62%, 4/15/2029[1,2]	259,609
		15,571,364
	CONSUMER STAPLES — 3.5%
	Altria Group, Inc.
45,000	4.80%, 2/14/2029[1]	47,179
152,000	5.95%, 2/14/2049[1]	164,475
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
$480,000	4.70%, 2/1/2036[1]	$520,802
1,142,000	4.90%, 2/1/2046[1]	1,269,480
430,000	Anheuser-Busch InBev Worldwide, Inc. 4.50%, 6/1/2050[1]	459,190
386,000	BAT International Finance PLC 1.67%, 3/25/2026[1,6]	354,636
352,000	Bimbo Bakeries USA, Inc. 4.00%, 5/17/2051[1,2]	329,124
363,000	BRF S.A. 4.87%, 1/24/2030[1,2,6]	346,121
206,000	JBS Finance Luxembourg Sarl 3.63%, 1/15/2032[1,2,6]	188,490
52,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.75%, 12/1/2031[1,2,6]	48,268
373,000	Kraft Heinz Foods Co. 5.50%, 6/1/2050[1]	426,812
750,000	Kroger Co. 4.50%, 1/15/2029[1]	798,614
515,000	MARB BondCo PLC 3.95%, 1/29/2031[1,2,6]	456,136
600,000	NBM U.S. Holdings, Inc. 6.62%, 8/6/2029[1,2]	631,320
		6,040,647
	ENERGY — 9.2%
90,000	Cheniere Energy Partners LP 3.25%, 1/31/2032[1,2]	81,900
358,000	DT Midstream, Inc. 4.30%, 4/15/2032[1,2]	359,232
690,000	EIG Pearl Holdings Sarl 4.39%, 11/30/2046[2,6]	645,150
180,000	Enbridge, Inc. 6.00% (3-Month USD Libor+389 basis points), 1/15/2077[1,3,6,7]	184,516
	Energy Transfer LP
314,000	3.75%, 5/15/2030[1]	308,939
275,000	5.40%, 10/1/2047[1]	286,892
500,000	6.25%, 4/15/2049[1]	573,482
	Enterprise Products Operating LLC
475,000	6.45%, 9/1/2040	592,088
366,000	3.30%, 2/15/2053[1]	312,131
126,000	5.37% (3-Month USD Libor+257 basis points), 2/15/2078[1,7]	117,082
956,000	Exxon Mobil Corp. 4.23%, 3/19/2040[1]	1,033,719
733,000	Global Partners LP / GLP Finance Corp. 7.00%, 8/1/2027[1]	733,000
107,000	Howard Midstream Energy Partners LLC 6.75%, 1/15/2027[1,2]	104,860

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
	Kinder Morgan, Inc.
$410,000	8.05%, 10/15/2030	$510,952
600,000	5.55%, 6/1/2045[1]	671,416
414,000	Lundin Energy Finance B.V. 3.10%, 7/15/2031[1,2,6]	383,453
	MPLX LP
515,000	4.87%, 6/1/2025[1]	534,574
641,000	4.25%, 12/1/2027[1]	662,348
249,000	5.50%, 2/15/2049[1]	275,646
983,000	4.90%, 4/15/2058[1]	988,845
	NGPL PipeCo LLC
820,000	4.88%, 8/15/2027[1,2]	852,330
737,000	7.77%, 12/15/2037[2]	925,119
659,000	Parkland Corp. 4.50%, 10/1/2029[1,2,6]	610,989
	Petroleos Mexicanos
304,000	5.95%, 1/28/2031[1,6]	280,595
224,000	6.70%, 2/16/2032[1,2,6]	212,800
136,000	6.95%, 1/28/2060[1,6]	111,275
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.50%, 12/15/2026[1]	256,803
448,000	SA Global Sukuk Ltd. 2.69%, 6/17/2031[1,2,6]	423,881
816,000	Saudi Arabian Oil Co. 2.25%, 11/24/2030[1,2,6]	747,977
809,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.50%, 3/1/2030[1]	843,391
290,000	Transcontinental Gas Pipe Line Co. LLC 3.95%, 5/15/2050[1]	281,938
198,000	Valero Energy Corp. 4.00%, 6/1/2052[1]	185,979
800,000	Williams Cos., Inc. 4.90%, 1/15/2045[1]	835,672
		15,928,974
	FINANCIALS — 21.6%
519,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 1/30/2032[1,6]	467,927
501,000	AIB Group PLC 4.26% (3-Month USD Libor+187 basis points), 4/10/2025[1,2,6,7]	502,325
	Allianz S.E.
600,000	3.50% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+297 basis points)[1,2,6,7,8,9]	568,500
200,000	3.20% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+217 basis points)[1,2,6,8,9,10]	173,500

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$175,000	Allstate Corp. 6.50% (3-Month USD Libor+212 basis points), 5/15/2067[1,3,7]	$210,688
802,000	American International Group, Inc. 8.17% (3-Month USD Libor+419 basis points), 5/15/2058[1,3,7]	1,088,715
	Bank of America Corp.
200,000	4.18%, 11/25/2027[1]	204,189
1,000,000	3.97% (3-Month USD Libor+121 basis points), 2/7/2030[1,7]	1,016,250
200,000	5.87%, 2/7/2042	252,086
660,000	Berkshire Hathaway Finance Corp. 4.20%, 8/15/2048[1]	707,492
	Citigroup, Inc.
1,000,000	4.60%, 3/9/2026	1,038,147
804,000	5.30%, 5/6/2044	915,720
605,000	4.00% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+360 basis points)[1,8,9,10]	582,313
451,000	Credit Agricole S.A. 4.00% (USD SWAP SEMI 30/360 5Y+164 basis points), 1/10/2033[1,2,3,6,10]	443,556
	Credit Suisse Group A.G.
697,000	2.59% (SOFR Rate+156 basis points), 9/11/2025[1,2,6,7]	673,906
250,000	3.09% (SOFR Rate+173 basis points), 5/14/2032[1,2,6,7]	225,506
2,485,000	Crown Castle International Corp. 1.05%, 7/15/2026[1]	2,248,073
545,000	EPR Properties 3.60%, 11/15/2031[1]	494,169
265,000	Extra Space Storage LP 2.35%, 3/15/2032[1]	232,603
1,050,000	Farmers Insurance Exchange 4.75% (3-Month USD Libor+323 basis points), 11/1/2057[1,2,3,7]	1,099,781
151,000	GLP Capital LP / GLP Financing II, Inc. 3.25%, 1/15/2032[1]	137,002
	Goldman Sachs Group, Inc.
209,000	5.95%, 1/15/2027	229,732
790,000	2.03% (3-Month USD Libor+175 basis points), 10/28/2027[1,4]	818,238
1,220,000	3.80%, 3/15/2030[1]	1,228,253
250,000	6.75%, 10/1/2037	315,095
232,000	High Street Funding Trust II 4.68%, 2/15/2048[1,2]	259,100
395,000	HSBC Capital Funding Dollar 1 LP 10.18% (3-Month USD Libor+498 basis points)[1,2,3,6,7,8,9]	604,350
	HSBC Holdings PLC
224,000	4.95%, 3/31/2030[6]	239,262
1,044,000	4.60% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+365 basis points)[1,6,8,9,10]	931,770
663,000	ING Groep N.V. 3.87% (SOFR Rate+164 basis points), 3/28/2026[1,3,6,7]	666,528
	Iron Mountain, Inc.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$46,000	5.00%, 7/15/2028[1,2]	$44,844
320,000	4.88%, 9/15/2029[1,2]	304,598
449,000	5.25%, 7/15/2030[1,2]	440,020
1,215,000	JPMorgan Chase & Co. 3.88% (3-Month USD Libor+136 basis points), 7/24/2038[1,7]	1,225,691
	LSEGA Financing PLC
606,000	1.38%, 4/6/2026[1,2,6]	558,342
261,000	2.50%, 4/6/2031[1,2,6]	241,490
	Massachusetts Mutual Life Insurance Co.
502,000	5.08% (3-Month USD Libor+319 basis points), 2/15/2069[1,2,7]	545,661
236,000	4.90%, 4/1/2077[2]	258,025
	MetLife, Inc.
1,219,000	9.25%, 4/8/2038[1,2]	1,581,652
333,000	10.75%, 8/1/2039[1]	484,162
1,150,000	6.40%, 12/15/2066[1]	1,238,320
	Morgan Stanley
150,000	5.00%, 11/24/2025	158,324
300,000	4.35%, 9/8/2026	310,181
500,000	3.95%, 4/23/2027	508,834
518,000	PennyMac Financial Services, Inc. 5.75%, 9/15/2031[1,2]	461,668
	PNC Financial Services Group, Inc.
369,000	3.45%, 4/23/2029[1]	375,164
379,000	5.00% (3-Month USD Libor+330 basis points)[1,7,8,9]	379,000
845,000	Principal Financial Group, Inc. 3.55% (3-Month USD Libor+304 basis points), 5/15/2055[1,3,7]	819,650
	Prudential Financial, Inc.
750,000	5.87% (3-Month USD Libor+418 basis points), 9/15/2042[1,7]	755,625
746,000	5.63% (3-Month USD Libor+392 basis points), 6/15/2043[1,7]	750,663
447,000	5.70% (3-Month USD Libor+267 basis points), 9/15/2048[1,7]	456,020
462,000	SBA Tower Trust 2.59%, 10/15/2031[1,2]	420,808
1,989,000	Scentre Group Trust 2 4.75% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+438 basis points), 9/24/2080[1,2,6,10]	1,951,706
740,000	Synchrony Financial 2.88%, 10/28/2031[1]	655,901
1,232,000	Truist Financial Corp. 4.80% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+300 basis points)[1,3,8,9,10]	1,210,440
250,000	UBS A.G. 7.62%, 8/17/2022[6]	253,733
34,000	WEA Finance LLC 4.63%, 9/20/2048[1,2]	31,669
	Wells Fargo & Co.
250,000	5.88% (3-Month USD Libor+399 basis points)[1,7,8,9]	261,200

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,219,000	3.90% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+345 basis points)[1,8,9,10]	$1,166,034
1,010,000	Westpac Banking Corp. 2.67% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+175 basis points), 11/15/2035[1,6,10]	882,141
		37,306,342
	GOVERNMENTS — 1.8%
975,000	Chile Government International Bond 3.24%, 2/6/2028[1,6]	974,366
200,000	Colombia Government International Bond 3.25%, 4/22/2032[1,6]	167,080
361,000	Egypt Government International Bond 7.63%, 5/29/2032[2,6]	326,612
370,000	Oman Government International Bond 7.00%, 1/25/2051[2,6]	378,328
1,000,000	Saudi Government International Bond 5.25%, 1/16/2050[2,6]	1,180,944
461,000	Ukraine Government International Bond 7.25%, 3/15/2033[2,6]	191,200
		3,218,530
	HEALTH CARE — 6.0%
561,000	AbbVie, Inc. 4.05%, 11/21/2039[1]	575,204
926,000	Alcon Finance Corp. 2.60%, 5/27/2030[1,2]	852,721
	Bausch Health Cos., Inc.
250,000	5.00%, 1/30/2028[1,2,6]	205,893
77,000	4.87%, 6/1/2028[1,2,6]	73,728
23,000	5.00%, 2/15/2029[1,2,6]	18,075
56,000	6.25%, 2/15/2029[1,2,6]	45,920
290,000	5.25%, 1/30/2030[1,2,6]	227,807
346,000	5.25%, 2/15/2031[1,2,6]	270,745
1,000,000	Bayer U.S. Finance II LLC 4.63%, 6/25/2038[1,2]	1,038,268
400,000	CommonSpirit Health 2.78%, 10/1/2030[1]	372,828
	CVS Health Corp.
409,000	1.30%, 8/21/2027[1]	372,351
271,000	4.30%, 3/25/2028[1]	283,958
1,164,000	3.25%, 8/15/2029[1]	1,149,414
287,000	4.25%, 4/1/2050[1]	297,591
966,000	DaVita, Inc. 3.75%, 2/15/2031[1,2]	846,457
200,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/2028[1,2]	190,929

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
	Royalty Pharma PLC
$829,000	2.20%, 9/2/2030[1,6]	$724,888
320,000	2.15%, 9/2/2031[1,6]	275,276
323,000	STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031[1,6]	295,664
	Takeda Pharmaceutical Co., Ltd.
1,222,000	5.00%, 11/26/2028[1,6]	1,327,488
545,000	3.18%, 7/9/2050[1,6]	476,485
180,000	Tenet Healthcare Corp. 4.87%, 1/1/2026[1,2]	182,174
397,000	UnitedHealth Group, Inc. 3.05%, 5/15/2041[1]	370,204
		10,474,068
	INDUSTRIALS — 4.3%
317,000	Allison Transmission, Inc. 3.75%, 1/30/2031[1,2]	288,644
	Ashtead Capital, Inc.
422,000	4.00%, 5/1/2028[1,2]	416,613
200,000	4.25%, 11/1/2029[1,2]	199,041
	Boeing Co.
1,231,000	4.87%, 5/1/2025[1]	1,272,011
1,244,000	2.20%, 2/4/2026[1]	1,177,431
450,000	5.80%, 5/1/2050[1]	519,386
449,000	Canadian Pacific Railway Co. 2.45%, 12/2/2031[1,6]	416,405
115,000	Hillenbrand, Inc. 3.75%, 3/1/2031[1]	105,225
667,000	Masco Corp. 1.50%, 2/15/2028[1]	588,079
52,000	Masonite International Corp. 3.50%, 2/15/2030[1,2,6]	46,735
917,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 1.20%, 11/15/2025[1,2]	842,779
118,000	PGT Innovations, Inc. 4.37%, 10/1/2029[1,2]	110,295
585,000	Simpar Europe S.A. 5.20%, 1/26/2031[1,2,6]	524,160
50,000	Sydney Airport Finance Co. Pty Ltd. 3.38%, 4/30/2025[1,2,6]	49,761
680,000	Triton Container International Ltd. 3.15%, 6/15/2031[1,2]	621,803
200,000	Union Pacific Corp. 3.84%, 3/20/2060[1]	200,567
		7,378,935

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS — 6.8%
$431,000	Alpek S.A.B. de C.V. 3.25%, 2/25/2031[1,2,6]	$392,749
516,000	AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030[1,6]	482,718
200,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029[1,2,6]	180,540
150,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027[1,2,6]	144,307
1,290,000	Berry Global, Inc. 0.95%, 2/15/2024[1]	1,235,833
	Braskem Idesa SAPI
591,000	7.45%, 11/15/2029[1,2,6]	600,456
539,000	6.99%, 2/20/2032[1,2,6]	528,252
1,049,000	Braskem Netherlands Finance B.V. 5.87%, 1/31/2050[2,6]	1,040,608
	Cemex S.A.B. de C.V.
809,000	5.20%, 9/17/2030[1,2,6]	804,955
759,000	3.88%, 7/11/2031[1,2,6]	692,595
326,000	Corp Nacional del Cobre de Chile 3.15%, 1/15/2051[1,2,6]	264,461
239,000	International Flavors & Fragrances, Inc. 1.83%, 10/15/2027[1,2]	217,614
627,000	Inversiones CMPC S.A. 3.85%, 1/13/2030[1,2,6]	609,137
173,000	LABL, Inc. 5.88%, 11/1/2028[1,2]	162,188
272,000	Newcrest Finance Pty Ltd. 3.25%, 5/13/2030[1,2,6]	260,150
558,000	Orbia Advance Corp. S.A.B. de C.V. 2.88%, 5/11/2031[1,2,6]	493,824
523,000	Sealed Air Corp. 1.57%, 10/15/2026[1,2]	477,118
761,000	Sherwin-Williams Co. 2.90%, 3/15/2052[1]	623,315
382,000	SRM Escrow Issuer LLC 6.00%, 11/1/2028[1,2]	376,751
313,000	Suzano Austria GmbH 3.75%, 1/15/2031[1,6]	294,689
922,000	Teck Resources Ltd. 6.12%, 10/1/2035[6]	1,088,725
104,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.13%, 4/1/2029[1,2,6]	95,964
381,000	Vale Overseas, Ltd. 6.87%, 11/21/2036[6]	459,585

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$321,000	Yamana Gold, Inc. 2.63%, 8/15/2031[1,6]	$287,575
		11,814,109
	TECHNOLOGY — 4.7%
	Broadcom, Inc.
1,125,000	3.47%, 4/15/2034[1,2]	1,042,057
1,810,000	3.19%, 11/15/2036[1,2]	1,587,490
169,000	3.75%, 2/15/2051[1,2]	151,247
	Dell International LLC / EMC Corp.
226,000	5.85%, 7/15/2025[1]	241,263
229,000	8.35%, 7/15/2046[1]	334,523
519,000	3.45%, 12/15/2051[1,2]	422,372
157,000	Kyndryl Holdings, Inc. 2.05%, 10/15/2026[1,2]	140,358
166,000	Micron Technology, Inc. 2.70%, 4/15/2032[1]	150,281
151,000	Microsoft Corp. 2.67%, 6/1/2060[1]	130,115
526,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.30%, 6/18/2029[1,2,6]	543,048
	Oracle Corp.
1,105,000	2.30%, 3/25/2028[1]	1,011,093
500,000	3.85%, 7/15/2036[1]	460,317
765,000	3.60%, 4/1/2040[1]	664,237
534,000	salesforce.com, Inc. 2.70%, 7/15/2041[1]	473,491
768,000	VMware, Inc. 2.20%, 8/15/2031[1]	676,275
144,000	Western Digital Corp. 2.85%, 2/1/2029[1]	132,024
		8,160,191
	UTILITIES — 8.6%
650,000	AES Andes S.A. 6.35% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+492 basis points), 10/7/2079[1,2,6,10]	641,881
475,000	AES Panama Generation Holdings SRL 4.38%, 5/31/2030[1,2,6]	452,437
789,000	Arizona Public Service Co. 4.25%, 3/1/2049[1]	788,736
1,676,000	Black Hills Corp. 3.88%, 10/15/2049[1]	1,581,167
675,000	Cleveland Electric Illuminating Co. 3.50%, 4/1/2028[1,2]	659,882

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$229,000	CMS Energy Corp. 3.75% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+290 basis points), 12/1/2050[1,10]	$202,092
200,000	Consorcio Transmantaro S.A. 4.70%, 4/16/2034[2,6]	200,520
363,000	Consumers Energy Co. 2.50%, 5/1/2060[1]	275,439
429,000	Duke Energy Carolinas LLC 3.95%, 11/15/2028[1]	446,222
	Edison International
393,000	3.55%, 11/15/2024[1]	394,582
634,000	5.37% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+470 basis points)[1,8,9,10]	611,651
252,000	Entergy Corp. 2.80%, 6/15/2030[1]	236,395
230,000	Evergy Metro, Inc. 4.20%, 6/15/2047[1]	239,145
	Exelon Corp.
248,000	3.40%, 4/15/2026[1]	249,131
905,000	4.05%, 4/15/2030[1]	934,286
	FirstEnergy Corp.
200,000	7.37%, 11/15/2031	247,000
735,000	5.35%, 7/15/2047[1]	769,494
307,000	IPALCO Enterprises, Inc. 4.25%, 5/1/2030[1]	307,510
314,000	Jersey Central Power & Light Co. 2.75%, 3/1/2032[1,2]	292,439
439,000	Light Servicos de Eletricidade S.A./Light Energia S.A. 4.38%, 6/18/2026[1,2,6]	411,562
354,000	Metropolitan Edison Co. 4.30%, 1/15/2029[1,2]	367,958
1,000,000	MidAmerican Energy Co. 4.25%, 7/15/2049[1]	1,090,631
	NiSource, Inc.
218,000	3.60%, 5/1/2030[1]	216,218
277,000	5.65% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+284 basis points)[1,8,9,10]	271,460
	Pacific Gas and Electric Co.
305,000	2.10%, 8/1/2027[1]	274,499
481,000	3.50%, 8/1/2050[1]	384,110
535,000	Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029[1]	531,453
239,000	Puget Energy, Inc. 2.38%, 6/15/2028[1]	218,914
	Southern Co. Gas Capital Corp.
426,000	5.87%, 3/15/2041[1]	501,097

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$121,000	3.95%, 10/1/2046[1]	$114,069
822,000	4.40%, 5/30/2047[1]	826,454
119,000	Vistra Corp. 7.00% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+574 basis points)[1,2,8,9,10]	115,876
		14,854,310
	TOTAL CORPORATE BONDS
	(Cost $152,484,602)	145,236,325
	U.S. GOVERNMENT AND AGENCIES — 1.7%
19,216	Fannie Mae Pool 6.00%, 7/1/2040	21,942
1,198,000	United States Treasury Bond 1.25%, 5/15/2050	895,318
413,233	United States Treasury Inflation Indexed Bonds 0.38%, 7/15/2027	440,873
1,772,300	United States Treasury Note 1.37%, 11/15/2031	1,626,916
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $2,986,251)	2,985,049

Number of Shares
	PREFERRED STOCKS — 0.2%
	GOVERNMENTS — 0.2%
2,800	CoBank ACB 6.25% (3-Month USD Libor+456 basis points), [1,7,8,9]	283,164
	TOTAL PREFERRED STOCKS
	(Cost $299,688)	283,164
	SHORT-TERM INVESTMENTS — 1.8%
3,161,105	Goldman Sachs Financial Square Government Fund - Institutional Class 0.26%	3,161,105
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,161,105)	3,161,105
	TOTAL INVESTMENTS — 100.2%
	(Cost $181,673,411)	173,298,164
	Liabilities in Excess of Other Assets — (0.2)%	(285,689)
	TOTAL NET ASSETS — 100.0%	$173,012,475

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $74,399,230, which represents 43.0% of total net assets of the Fund.
[3]	Variable rate security. Rate shown is the rate in effect as of March 31, 2022.
[4]	Floating rate security.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

[5]	Step rate security.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Fixed to float security. Fixed rate indicated is the rate effective at March 31, 2022. Security may convert at a future date to a floating rate or referenced rate and spread.
[8]	Interest-only security.
[9]	Perpetual security. Date shown is next call date.
[10]	Fixed to variable security. Fixed rate indicated is the rate effective at March 31, 2022. Security may convert at a future date to a variable rate of referenced rate and spread.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Interest Rate Futures
(1)	2-Year U.S. Treasury Note	June 2022	$(214,453)	$(211,922)	$2,531
(1)	5-Year U.S. Treasury Note	June 2022	(115,024)	(114,688)	336
(45)	10-Year U.S. Treasury Note	June 2022	(5,521,766)	(5,529,375)	(7,609)
177	30-Year U.S. Treasury Bond	June 2022	27,315,705	26,561,063	(754,642)
(168)	Ultra 10-Year U.S. Treasury Note	June 2022	(23,433,767)	(22,758,750)	675,017
(11)	Ultra Long-Term U.S. Treasury Bond	June 2022	(1,985,602)	(1,948,375)	37,227

TOTAL FUTURES CONTRACTS			$(3,954,907)	$(4,002,047)	$(47,140)